Supplementary Information (Changes in Estimated Proved Oil and Natural Gas Reserves) (Detail)	12 Months Ended				12 Months Ended								12 Months Ended		12 Months Ended				12 Months Ended		12 Months Ended
	Jun. 30, 2009 Mid-Con Energy Corporation [Member] MBoe Mbbl		Jul. 01, 2008 Mid-Con Energy Corporation [Member] MBoe Mbbl		Dec. 31, 2011 Mid-Con Energy Partners, LP [Member] MBoe Mbbl		Dec. 31, 2010 Mid-Con Energy Partners, LP [Member] MBoe Mbbl		Dec. 31, 2009 Mid-Con Energy Partners, LP [Member] MBoe Mbbl		Jul. 01, 2009 Mid-Con Energy Partners, LP [Member] Mbbl		Jun. 30, 2009 Oil [Member] Mid-Con Energy Corporation [Member] Mbbl	Jul. 01, 2008 Oil [Member] Mid-Con Energy Corporation [Member] Mbbl	Dec. 31, 2011 Oil [Member] Mid-Con Energy Partners, LP [Member] Mbbl	Dec. 31, 2010 Oil [Member] Mid-Con Energy Partners, LP [Member] Mbbl	Dec. 31, 2009 Oil [Member] Mid-Con Energy Partners, LP [Member] Mbbl	Jul. 01, 2009 Oil [Member] Mid-Con Energy Partners, LP [Member] Mbbl	Jun. 30, 2009 Natural Gas Liquids [Member] Mid-Con Energy Corporation [Member] MMcf	Jul. 01, 2008 Natural Gas Liquids [Member] Mid-Con Energy Corporation [Member] MMcf	Dec. 31, 2011 Natural Gas Liquids [Member] Mid-Con Energy Partners, LP [Member] MMcf	Dec. 31, 2010 Natural Gas Liquids [Member] Mid-Con Energy Partners, LP [Member] MMcf	Dec. 31, 2009 Natural Gas Liquids [Member] Mid-Con Energy Partners, LP [Member] MMcf	Jul. 01, 2009 Natural Gas Liquids [Member] Mid-Con Energy Partners, LP [Member] MMcf
Schedule Of Quarterly Financial Information
Beginning balance	5,634	[1]			7,231	[1]	6,335	[1]	5,021	[1]
Revisions of previous estimates	(704)	[1]			678	[1]	(348)	[1]	1,298	[1]
Extensions, discoveries and other additions	301	[1]			1,704	[1]	765	[1]	114	[1]
Purchases of minerals in place		[1]			994	[1]	740	[1]	12	[1]
Sales of minerals in place					(124)	[1]
Production	(210)	[1]			(434)	[1]	(261)	[1]	(110)	[1]
Ending balance	5,021	[1]			10,049	[1]	7,231	[1]	6,335	[1]
Beginning balance													5,339		7,007	6,199	4,868		1,772		1,346	809	916
Revisions of previous estimates													(618)		740	(469)	1,293		(517)		(370)	728	29
Extensions, discoveries and other additions													300		1,704	765	113		2				4
Purchases of minerals in place															971	740	12				140
Sales of minerals in place															(79)						(276)
Production													(153)		(407)	(228)	(87)		(341)		(164)	(191)	(140)
Ending balance													4,868		9,936	7,007	6,199		916		676	1,346	809
Proved developed reserves			3,018	[1]	6,948	[1]	3,825	[1]	2,649	[1]	2,628	[1]
Proved undeveloped reserves			2,616	[1]	3,101	[1]	3,406	[1]	3,686	[1]	2,393	[1]
Proved developed reserves														2,855	6,835	3,601	2,513	2,489		976	676	1,346	809	834
Proved undeveloped reserves														2,484	3,101	3,406	3,686	2,379		796				82

[1]	Estimated quantities of oil and natural gas reserves in MBoe equivalents at a rate of six Mcf per Bbl.